Goodwill and Other Intangible Assets Goodwill Activity by Segment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Roll Forward]
Goodwill, beginning of period	$ 278,155,000	$ 226,596,000
Goodwill, Acquired During Period	1,199,000	62,978,000
Goodwill, Written off Related to Sale of Business Unit	(1,584,000)	(975,000)
Goodwill, other adjustments	(3,219,000)	(10,444,000)
Goodwill, end of period	274,551,000	278,155,000	$ 226,596,000
Goodwill impairment	0	0	0
North America [Member]
Goodwill [Roll Forward]
Goodwill, beginning of period	178,746,000	116,718,000
Goodwill, Acquired During Period	1,199,000	62,029,000
Goodwill, Written off Related to Sale of Business Unit	(1,260,000)	0
Goodwill, other adjustments	0	(1,000)
Goodwill, end of period	178,685,000	178,746,000	116,718,000
International [Member]
Goodwill [Roll Forward]
Goodwill, beginning of period	99,409,000	109,878,000
Goodwill, Acquired During Period	0	949,000
Goodwill, Written off Related to Sale of Business Unit	(324,000)	(975,000)
Goodwill, other adjustments	(3,219,000)	(10,443,000)
Goodwill, end of period	$ 95,866,000	$ 99,409,000	$ 109,878,000